Shareholder Report, Holdings (Details) - C000111140	Aug. 31, 2025
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	25.40%
UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	104.30%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)